Taxation (Details 2) € in Millions, ¥ in Millions, $ in Millions, $ in Millions	12 Months Ended						39 Months Ended	57 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Sep. 30, 2022
Taxation
Applicable tax rate approved (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Effective income tax rate	8.60%	8.60%	8.60%	8.60%	13.30%	26.50%
Income tax expenses	¥ 2,181	$ 312			¥ 6,878	¥ 8,393
Income taxes paid	¥ 8,697	$ 1,244			8,807	5,462
PRC
Taxation
Applicable tax rate approved (as a percent)	25.00%	25.00%	25.00%	25.00%
Percentage of entitled to claim announced by State Taxation Administration (as a percent)							200.00%	175.00%
Withholding tax rate on dividend distributed by FIE	10.00%	10.00%	10.00%	10.00%
Maximum rate of withholding tax for dividends paid by an FIE in China to its immediate holding company in Hong Kong under specified conditions	5.00%	5.00%	5.00%	5.00%
Minimum ownership percentage of the FIE by foreign investors to qualify for withholding tax rate limit for dividends paid by an FIE in China to its immediate holding company in Hong Kong	25.00%	25.00%	25.00%	25.00%
Accrued Withholding Tax Expenses	¥ 1,056				2,362	¥ 2,421
Unrecognized deferred tax liabilities of subsidiaries	2,800				¥ 2,800		¥ 2,800
Income tax expenses	1,901
Income taxes paid	¥ 8,340
PRC | High and new technology enterprise
Taxation
Preferential income tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%
PRC | Beijing Jingdong Shangke Information Technology Company Limited and Other Entities | High and new technology enterprise
Taxation
Preferential income tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
PRC | Certain enterprises located in applicable PRC regions | Encouraged industry in the Western Regions of China
Taxation
Preferential income tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%
PRC | Beijing Wodong Tianjun Information Technology Co., Ltd. | High and new technology enterprise
Taxation
Preferential income tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%
PRC | Beijing Wodong Tianjun Information Technology Co., Ltd. | Software enterprise
Taxation
Reduction percentage of preferential corporate income tax rate					50.00%	50.00%
PRC | Certain entity | Software enterprise
Taxation
Number of years exempted from income tax	2 years	2 years	2 years	2 years
Reduction percentage of preferential corporate income tax rate	50.00%	50.00%	50.00%	50.00%
Number of years half exempted income tax	3 years	3 years	3 years	3 years
Hong Kong
Taxation
The Hong Kong profits applicable for the first tier tax rate | $			$ 2
Hong Kong | Profit Above Two Million Hon Kong Dollar
Taxation
Profit tax rate (as a percent)	16.50%	16.50%	16.50%	16.50%
Hong Kong | Profit Below Two Million Hong kong Dollar
Taxation
Profit tax rate (as a percent)	8.25%	8.25%	8.25%	8.25%
Pillar Two
Taxation
Effective tax payable minimum threshold limit revenue amount | €				€ 750
Effective income tax rate	15.00%	15.00%	15.00%	15.00%
Outside CHINA
Taxation
Income tax expenses	¥ 280
Income taxes paid	¥ 357